Organization and Description of Business	12 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business

Note 1 – Organization and description of business

China Advanced Construction Materials Group, Inc. ("CADC Delaware") was incorporated in the State of Delaware on February 15, 2007. On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. ("CADC Nevada"), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware's state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. ("CADC Cayman"), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman was continued as the surviving entity. On July 16, 2019, CADC Cayman received the stamped Certificate of Incorporation on Change of Name from the Cayman Islands Registrar of Companies and the Amended and Restated Memorandum and Articles of Association from the Cayman Islands General Registry, dated July 12, 2019 pursuant to which CADC Cayman's name has been changed from "China Advanced Construction Materials Group, Inc." to "Huitao Technology Co., Ltd." (the Company or "HHT").

The Company, through its 100% owned subsidiaries and its variable interest entities ("VIEs"), is engaged in producing general ready-mix concrete, customized mechanical refining concrete, and other concrete-related products that are only sold in the People's Republic of China (the "PRC").

The Company has a wholly-owned subsidiary in the British Virgin Islands, Xin Ao Construction Materials, Inc. ("BVI-ACM"), which is a holding company with no operations. BVI-ACM has a wholly-owned foreign subsidiary, Beijing Ao Hang Construction Material Technology Co., Ltd. ("China-ACMH"), and China-ACMH has contractual agreements with Beijing XinAo Concrete Group ("Xin Ao") and therefore Xin Ao is considered to be a VIE of China-ACMH. On August 20, 2018, CACM Group NY, Inc. ("CACM") was incorporated in the State of New York and is 100% owned by the Company. The establishment of CACM is to expand the Company's construction material business in New York. As of the date of the report, CACM has not commenced any operations.